Income Taxes (Details) - Schedule of federal corporate income tax rate	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Federal Corporate Income Tax Rate Abstract
Federal income tax expense	21.00%	21.00%	21.00%
State income taxes (net of federal benefit)		3.80%	0.00%
Permanent differences		(0.10%)	(1.30%)
Fair value debt adjustments		(4.50%)	(0.60%)
Disallowed interest		(0.40%)	(2.70%)
Foreign tax rate difference		(0.20%)	(6.70%)
Return-to-provision adjustment		(3.10%)	0.40%
Uncertain tax benefit		(0.40%)
Expiration of tax attributes		(1.70%)	(1.00%)
State tax rate change on deferred taxes		6.40%
Valuation allowance		(20.80%)	(9.10%)
Effective tax rate		0.00%	0.00%